Significant Accounting Policies (Details Narrative) ¥ in Thousands, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Product Information [Line Items]
Reclassified technical service income		¥ 1,300
Cash and Due from Banks			$ 18.2	$ 7.8	¥ 55,800	¥ 129,300
Cast at bank denominate					77,300	114,100
Cash and cash equivalents					¥ 89,900	¥ 124,400
Variable interest entity			51.10%	67.50%	67.50%	51.10%
Restricted cash		5,000			¥ 5,000	¥ 5,000
Bank deposits					71,500	21,500
Interest income	¥ 310	160
Provision of allowance for current expected credit losses	1,430	485
Goodwill					84,609	84,609
Revenue	¥ 2,600	¥ 500
Contract liabilities balance					3,274	4,295	¥ 900
Grants Receivable					1,400	1,400
Unamortized portion of deferred government grants
Accrued Employee Benefits					60,700	56,200
Effective income tax rate	50.00%
Statutory surplus of registered capital of entity	50.00%
Cash, Cash Equivalents, and Short-Term Investments					¥ 82,300	¥ 119,100
Percentage of cash equivalents and restricted cash	59.60%		47.90%
Consolidated Entity, Excluding Consolidated VIE [Member]
Product Information [Line Items]
Statutory surplus of registered capital of entity	50.00%
Agency Agreements [Member]
Product Information [Line Items]
Property plant and equipment useful life				2 years	2 years
Channel Relationship [Member]
Product Information [Line Items]
Property plant and equipment useful life				2 years	2 years
Licenses [Member]
Product Information [Line Items]
Amortization of estimated useful lives	10 years
Term of validity on intangible assets	5 years